Annual Fund Operating Expenses - Langar Global HealthTech ETF - Langar Global HealthTech ETF	Apr. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.85%